UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	December 31st
Date of reporting period:	July 1, 2022 to June 30, 2023

Item 1.  Proxy Voting Record.

Rule One Fund
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 ACTIVISION BLIZZARD, INC.                                                                   Agenda Number:  935851762
--------------------------------------------------------------------------------------------------------------------------
    Security:  00507V109                                                             Meeting Type:  Annual
      Ticker:  ATVI                                                                  Meeting Date:  21-Jun-2023
        ISIN:  US00507V1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Reveta Bowers                       Mgmt          For                            For

1b.    Election of Director: Kerry Carr                          Mgmt          For                            For

1c.    Election of Director: Robert Corti                        Mgmt          For                            For

1d.    Election of Director: Brian Kelly                         Mgmt          For                            For

1e.    Election of Director: Robert Kotick                       Mgmt          For                            For

1f.    Election of Director: Barry Meyer                         Mgmt          For                            For

1g.    Election of Director: Robert Morgado                      Mgmt          For                            For

1h.    Election of Director: Peter Nolan                         Mgmt          For                            For

1i.    Election of Director: Dawn Ostroff                        Mgmt          For                            For

2.     Advisory vote to approve our executive compensation.      Mgmt          For                            For

3.     Advisory vote on frequency of future advisory votes to    Mgmt          1 Year                         For
       approve our executive compensation.

4.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting firm.

5.     Shareholder proposal regarding shareholder                Shr           Against                        For
       ratification of termination pay.

6.     Shareholder proposal regarding adoption of a freedom      Shr           Against                        For
       of association and collective bargaining policy.

7.     Withdrawn by proponent                                    Shr           Against                        For

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 ALPHABET INC.                                                                               Agenda Number:  935830946
--------------------------------------------------------------------------------------------------------------------------
    Security:  02079K305                                                             Meeting Type:  Annual
      Ticker:  GOOGL                                                                 Meeting Date:  02-Jun-2023
        ISIN:  US02079K3059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Larry Page                          Mgmt          For                            For

1b.    Election of Director: Sergey Brin                         Mgmt          For                            For

1c.    Election of Director: Sundar Pichai                       Mgmt          For                            For

1d.    Election of Director: John L. Hennessy                    Mgmt          For                            For

1e.    Election of Director: Frances H. Arnold                   Mgmt          For                            For

1f.    Election of Director: R. Martin "Marty" Chávez            Mgmt          For                            For

1g.    Election of Director: L. John Doerr                       Mgmt          For                            For

1h.    Election of Director: Roger W. Ferguson Jr.               Mgmt          For                            For

1i.    Election of Director: Ann Mather                          Mgmt          For                            For

1j.    Election of Director: K. Ram Shriram                      Mgmt          For                            For

1k.    Election of Director: Robin L. Washington                 Mgmt          For                            For

2.     Ratification of the appointment of Ernst & Young LLP      Mgmt          For                            For
       as Alphabet's independent registered public accounting
       firm for the fiscal year ending December 31, 2023

3.     Approval of amendment and restatement of Alphabet's       Mgmt          For                            For
       Amended and Restated 2021 Stock Plan to increase the
       share reserve by 170,000,000 (post stock split) shares
       of Class C capital stock

4.     Advisory vote to approve compensation awarded to named    Mgmt          For                            For
       executive officers

5.     Advisory vote on the frequency of advisory votes to       Mgmt          3 Years                        For
       approve compensation awarded to named executive
       officers

6.     Stockholder proposal regarding a lobbying report          Shr           Against                        For

7.     Stockholder proposal regarding a congruency report        Shr           Against                        For

8.     Stockholder proposal regarding a climate lobbying         Shr           Against                        For
       report

9.     Stockholder proposal regarding a report on                Shr           Against                        For
       reproductive rights and data privacy

10.    Stockholder proposal regarding a human rights             Shr           Against                        For
       assessment of data center siting

11.    Stockholder proposal regarding a human rights             Shr           Against                        For
       assessment of targeted ad policies and practices

12.    Stockholder proposal regarding algorithm disclosures      Shr           Against                        For

13.    Stockholder proposal regarding a report on alignment      Shr           Against                        For
       of YouTube policies with legislation

14.    Stockholder proposal regarding a content governance       Shr           Against                        For
       report

15.    Stockholder proposal regarding a performance review of    Shr           Against                        For
       the Audit and Compliance Committee

16.    Stockholder proposal regarding bylaws amendment           Shr           Against                        For

17.    Stockholder proposal regarding "executives to retain      Shr           Against                        For
       significant stock"

18.    Stockholder proposal regarding equal shareholder          Shr           Against                        For
       voting

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 BANK OZK                                                                                    Agenda Number:  935774946
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    Security:  06417N103                                                             Meeting Type:  Annual
      Ticker:  OZK                                                                   Meeting Date:  08-May-2023
        ISIN:  US06417N1037
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nicholas Brown                      Mgmt          For                            For

1b.    Election of Director: Paula Cholmondeley                  Mgmt          For                            For

1c.    Election of Director: Beverly Cole                        Mgmt          For                            For

1d.    Election of Director: Robert East                         Mgmt          For                            For

1e.    Election of Director: Kathleen Franklin                   Mgmt          For                            For

1f.    Election of Director: Jeffrey Gearhart                    Mgmt          For                            For

1g.    Election of Director: George Gleason                      Mgmt          For                            For

1h.    Election of Director: Peter Kenny                         Mgmt          For                            For

1i     Election of Director: William A. Koefoed, Jr.             Mgmt          For                            For

1j.    Election of Director: Elizabeth Musico                    Mgmt          For                            For

1k.    Election of Director: Christopher Orndorff                Mgmt          For                            For

1l.    Election of Director: Steven Sadoff                       Mgmt          For                            For

1m.    Election of Director: Ross Whipple                        Mgmt          For                            For

2.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as the Company's independent registered public
       accounting firm for the year ending December 31, 2023.

3.     To approve, on an advisory, non-binding basis, the        Mgmt          For                            For
       compensation of the Company's named executive officers
       as disclosed in the Proxy Statement.

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 HUNTINGTON INGALLS INDUSTRIES, INC.                                                         Agenda Number:  935783541
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    Security:  446413106                                                             Meeting Type:  Annual
      Ticker:  HII                                                                   Meeting Date:  02-May-2023
        ISIN:  US4464131063
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Augustus L. Collins                 Mgmt          For                            For

1b.    Election of Director: Leo P. Denault                      Mgmt          For                            For

1c.    Election of Director: Kirkland H. Donald                  Mgmt          For                            For

1d.    Election of Director: Victoria D. Harker                  Mgmt          For                            For

1e.    Election of Director: Frank R. Jimenez                    Mgmt          For                            For

1f.    Election of Director: Christopher D. Kastner              Mgmt          For                            For

1g.    Election of Director: Anastasia D. Kelly                  Mgmt          For                            For

1h.    Election of Director: Tracy B. McKibben                   Mgmt          For                            For

1i.    Election of Director: Stephanie L. O'Sullivan             Mgmt          For                            For

1j.    Election of Director: Thomas C. Schievelbein              Mgmt          For                            For

1k.    Election of Director: John K. Welch                       Mgmt          For                            For

2.     Approve executive compensation on an advisory basis.      Mgmt          For                            For

3.     Ratify the appointment of Deloitte & Touche LLP as        Mgmt          For                            For
       independent auditors for 2023.

4.     Stockholder proposal requesting that HII disclose on      Shr           Against                        For
       its website an annual report of HII's direct and
       indirect lobbying activities and expenditures.

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 NETFLIX, INC.                                                                               Agenda Number:  935831126
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    Security:  64110L106                                                             Meeting Type:  Annual
      Ticker:  NFLX                                                                  Meeting Date:  01-Jun-2023
        ISIN:  US64110L1061
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to hold office until the 2024        Mgmt          For                            For
       Annual Meeting of Stockholders: Mathias Döpfner

1b.    Election of Director to hold office until the 2024        Mgmt          For                            For
       Annual Meeting of Stockholders: Reed Hastings

1c.    Election of Director to hold office until the 2024        Mgmt          For                            For
       Annual Meeting of Stockholders: Jay Hoag

1d.    Election of Director to hold office until the 2024        Mgmt          For                            For
       Annual Meeting of Stockholders: Ted Sarandos

2.     Ratification of appointment of independent registered     Mgmt          For                            For
       public accounting firm.

3.     Advisory approval of named executive officer              Mgmt          For                            For
       compensation.

4.     Advisory vote on the frequency of future advisory         Mgmt          1 Year                         For
       votes on executive compensation.

5.     Stockholder proposal entitled, "Proposal 5 - Reform       Shr           Against                        For
       the Current Impossible Special Shareholder Meeting
       Requirements," if properly presented at the meeting.

6.     Stockholder proposal entitled, "Netflix-Exclusive         Shr           Against                        For
       Board of Directors," if properly presented at the
       meeting.

7.     Stockholder proposal requesting a report on the           Shr           Against                        For
       Company's 401(K) Plan, if properly presented at the
       meeting.

8.     Stockholder proposal entitled, "Policy on Freedom of      Shr           Against                        For
       Association," if properly presented at the meeting.

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 SPROUTS FARMERS MARKET, INC.                                                                Agenda Number:  935814649
--------------------------------------------------------------------------------------------------------------------------
    Security:  85208M102                                                             Meeting Type:  Annual
      Ticker:  SFM                                                                   Meeting Date:  24-May-2023
        ISIN:  US85208M1027
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Joel D. Anderson                                          Mgmt          For                            For
       Terri Funk Graham                                         Mgmt          For                            For
       Doug G. Rauch                                             Mgmt          For                            For

2.     To vote on a non-binding advisory resolution to           Mgmt          For                            For
       approve the compensation paid to our named executive
       officers for fiscal 2022 ("say-on-pay").

3.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as our independent registered public accounting
       firm for the fiscal year ending December 31, 2023.

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 STURM, RUGER & COMPANY, INC.                                                                Agenda Number:  935825818
--------------------------------------------------------------------------------------------------------------------------
    Security:  864159108                                                             Meeting Type:  Annual
      Ticker:  RGR                                                                   Meeting Date:  01-Jun-2023
        ISIN:  US8641591081
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: John A. Cosentino, Jr.              Mgmt          For                            For

1b.    Election of Director: Michael O. Fifer                    Mgmt          For                            For

1c.    Election of Director: Sandra S. Froman                    Mgmt          For                            For

1d.    Election of Director: Rebecca S. Halstead                 Mgmt          For                            For

1e.    Election of Director: Christopher J. Killoy               Mgmt          For                            For

1f.    Election of Director: Terrence G. O'Connor                Mgmt          For                            For

1g.    Election of Director: Amir P. Rosenthal                   Mgmt          For                            For

1h.    Election of Director: Ronald C. Whitaker                  Mgmt          For                            For

1i.    Election of Director: Phillip C. Widman                   Mgmt          For                            For

2.     The ratification of the appointment of RSM US LLP as      Mgmt          For                            For
       the independent auditors of the Company for the 2023
       fiscal year.

3.     A proposal to approve The Sturm, Ruger & Company, Inc.    Mgmt          For                            For
       2023 Stock Incentive Plan.

4.     An advisory vote on the compensation of the Company's     Mgmt          For                            For
       Named Executive Officers.

5.     An advisory vote on the frequency of the shareholder      Mgmt          1 Year                         For
       vote to approve the compensation of the Named
       Executive Officers.

6.     A shareholder proposal seeking an assessment of           Shr           Against                        For
       Company advertising and marketing practices.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By	/s/ Karen Shupe

Name: Karen Shupe

Title:   Principal Executive Officer

Date:  August 30, 2023